SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 06, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding beginning Balance		243,387	253,387	180,991
Weighted Average Exercise Price, Outstanding beginning Balance		$ 18.60	$ 20.40	$ 22.50
Weighted average contractual life term, outstanding		8 years 4 months 2 days	8 years 9 months 25 days	9 years 5 months 23 days
Number of Options, Granted		26,664	102,166	89,333
Weighted Average Exercise Price, Granted		$ 33.00	$ 22.65	$ 18.75
Number of Options, Forfeited		(8,333)	(112,166)
Weighted Average Exercise Price, Forfeited		$ 18.75	$ 20.40
Total Intrinsic Value, Beginning Balance		$ 1,951,117
Weighted average contractual life term, Granted		9 years 8 months 8 days
Total Intrinsic Value, Granted
Weighted average contractual life term, Expired		8 years 29 days
Total Intrinsic Value, Forfeited		$ 81,250
Number of Options, Outstanding Ending Balance		261,718	243,387	253,387
Weighted Average Exercise Price, Outstanding Ending Balance		$ 20.00	$ 18.60	$ 20.40
Weighted average contractual life term, outstanding		7 years 9 months 14 days	8 years 4 months 2 days	8 years 9 months 25 days
Total Intrinsic Value, Ending Balance		$ 2,344,489	$ 1,951,117
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		203,371	159,958
Weighted Average Exercise Price, Exercisable		$ 17.55	$ 16.05
Weighted average contractual life term, exercisable		7 years 4 months 6 days	7 years 8 months 12 days
Total Intrinsic Value, exercisable		$ 2,256,558	$ 1,685,099
Number of Options, Exercised	(334)			(16,937)
Weighted Average Exercise Price, Exercised				$ 15.30